Supplemental Cash Flow Statement Information	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Statement Information [Abstract]
SUPPLEMENTAL CASH FLOW STATEMENT INFORMATION

NOTE 6: SUPPLEMENTAL CASH FLOW STATEMENT INFORMATION

	Six Months Ended
	June 30,
	2018	2017
Supplemental Cash Flow Information
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$-	$246
Issuance of common stock upon conversion of preferred stock	$125	$2,246
Issuance of warrants with term loan extensions / revolver draws	$809	$2,218